Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.47

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2024020990	XXX		XXX	Lender Name	notePage	XXX	XXX	Per Note.
2024021057	XXX		XXX	Property Type	propertyValuationPage	XXX	XXX	XXX Rider and HOA assessed.
2024021057	XXX		XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audit value based on bank statements, credit report debt and REO. More inline with 1008.
2024021016	XXX		XXX	Qualifying FICO	creditLiabilitiesPage	XXX	XXX	Per Credit report, matching 1008
2024021016	XXX		XXX	Calculated DSCR	diligenceFinalLookPage	XXX	XXX	Per 1008.